Note 12 - Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Intangible assets [Text Block]
(US dollars in thousands)	201 9	2018	2017
Goodwill	22,622	24,482	30,393
Other intangible assets	9,744	11,920	15,927
Carrying value at March 31	32,366	36,402	46,320

Goodwill [Text Block]
(US dollars in thousands)	201 9	2018	2017
As at April 1	24,482	30,393	-
Revaluations	-	3,597	-
Goodwill previously not recognized	-	627	-
Impairment	-	(11,092)	-
Reclassifications	-	138	-
Additions	-	-	30,024
Foreign exchange	(1,860)	819	369
Carrying value at March 31	22,622	24,482	30,393

Carrying amounts of goodwill by cash-generating units [Text Block]
(US dollars in thousands)	201 9	2018	2017
Aevitas O Holdings Limited (allocated to the Critical Power Services segment)	12,884	13,949	9,800
VivoPower Pty Limited (allocated to the Solar Development segment)	9,738	10,533	20,593
Total	22,622	24,482	30,393

Other Intangible Assets [Text Block]
(US dollars in thousands)	Customer Relationships	Trade Names	Favorable Supply Contracts	Databases	Other	Total
Cost
At April 1, 2016	-	-	-	-	-	-
Additions	9,953	2,488	2,488	734	812	16,475
At March 31 , 2017	9,953	2,488	2,488	734	812	16,475
Foreign exchange	139	63	126	4	-	332
Revaluation	(4,293)	129	1,963	(584)	(812)	(3,597)
Additions	-	-	-	-	98	98
At March 31, 2018	5,799	2,680	4,577	154	98	13,308
Foreign exchange	(439)	(204)	(348)	(12)	(11)	(1,013)
Disposals	(263)	-	-	-	(72)	(335)
At March 31, 201 9	5,097	2,476	4,229	142	16	11,960
Amortization
At April 1, 2016	-	-	-	-	-	-
Amortization	347	43	122	36	-	548
At March 31, 2017	347	43	122	36	-	548
Amortization	330	194	284	32	-	840
At March 31, 201 8	677	237	406	68	-	1,388
Foreign exchange	(75)	(22)	(38)	(6)	-	(141)
Amortization	483	169	289	49	-	990
Disposals	(21)	-		-	-	(21)
At March 31, 201 9	1,064	384	657	111	-	2,216
Net book value
At March 31, 2017	9,606	2,445	2,366	698	812	15,927
At March 31, 2018	5,122	2,443	4,171	86	98	11,920
At March 31, 201 9	4.033	2.092	3,572	31	16	9,744